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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               -----

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hudson Bay Capital Management LP
Address: 120 Broadway, 40th Floor
         New York, New York 10271

Form 13F File Number: 028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Winkler
Title: Chief Operating Officer
Phone: (212) 571-1244

Signature, Place, and Date of Signing:


/s/ Charles Winkler                       New York, NY              08/18/09
--------------------------------   --------------------------   ---------------
[Signature]                               [City, State]             [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        95

Form 13F Information Table Value Total:  $194,181
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ ----------- --------- -------- ---------- --- ---- ---------- -------- ----------- ------ ----
                                                                                                    VOTING AUTHORITY
                            TITLE                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -----------------------
     NAME OF ISSUER        OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE    SHARED NONE
------------------------ ----------- --------- -------- ---------- --- ---- ---------- -------- ----------- ------ ----
A POWER ENERGY GENERAT   COM         G04136950     473     555,400 SH  PUT                         555,400
SYS L
AGFEED INDUSTRIES INC    COM         00846L101   2,594     437,431 SH                              437,431
AMERICAN EXPRESS CO      COM         025816109     781      33,600 SH                               33,600
AMERICAN EXPRESS CO      COM         025816959      76     112,100 SH  PUT                         112,100
ATLANTIC TELE NETWORK    COM NEW     049079205     896      22,800 SH                               22,800
INC
ATLAS ENERGY RESOURCES   COM         049303100   3,052     149,396 SH                              149,396
LLC
AXSYS TECHNOLOGIES INC   COM         054615109   3,011      56,138 SH                               56,138
BANK OF AMERICA          COM         060505104   2,158     163,499 SH                              163,499
CORPORATION
BANK OF AMERICA          COM         060505904   5,210   1,574,600 SH  CALL                      1,574,600
CORPORATION
BANK OF AMERICA          COM         060505954      86   1,709,900 SH  PUT                       1,709,900
CORPORATION
BPZ RESOURCES INC        COM         055639108     379      77,598 SH                               77,598
BRISTOW GROUP INC        NOTE        110394AC7   2,069   2,850,000 PRN                           2,850,000
                         3.000%6/1
CAPITOL ACQUISITION      COM         14055E104     206      21,200 SH                               21,200
CORP DEL
CENTEX CORP              COM         152312104   3,215     380,049 SH                              380,049
CF INDS HLDGS INC        COM         125269900     775     418,000 SH  CALL                        418,000
CHARDAN 2008 CHINA       SHS         G8977T101     844     114,953 SH                              114,953
ACQST COR
CHINA HLDGS ACQUISITION  COM         16942N106     373      39,050 SH                               39,050
CORP
CHINA TECH DEVELOPMENT   SHS         G84384109     242     104,664 SH                              104,664
GP CO
CITIGROUP INC            COM         172967901     419   3,986,100 SH  CALL                      3,986,100
CLEAN ENERGY FUELS CORP  COM         184499101     241      28,000 SH                               28,000
COUGAR BIOTECHNOLOGY INC COM         222083107   3,206      74,619 SH                               74,619
CYTORI THERAPEUTICS INC  COM         23283K105     258      71,462 SH                               71,462
DATA DOMAIN INC          COM         23767P109   8,448     253,300 SH                              253,300
DATA DOMAIN INC          COM         23767P909     425     285,200 SH  CALL                        285,200
DATA DOMAIN INC          COM         23767P959      20     257,900 SH  PUT                         257,900

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
DIRECTV GROUP INC        COM         25459L106   2,518     101,900 SH                              101,900
DIRECTV GROUP INC        COM         25459L956     557     114,300 SH  PUT                         114,300
DOW CHEM CO              COM         260543903     156      25,000 SH  CALL                         25,000
DRESS BARN INC           COM         261570105     357      24,988 SH                               24,988
EMBARQ CORP              COM         29078E105   3,077      73,151 SH                               73,151
ENTERPRISE ACQUISITION   COM         29365R108     476      48,800 SH                               48,800
CORP
FORD MTR CO DEL          NOTE        345370CF5   5,065   6,000,000 PRN                           6,000,000
                         4.250%12/1
FOUNDATION COAL HLDGS    COM         35039W100   3,381     120,270 SH                              120,270
INC
FUEL SYS SOLUTIONS INC   COM         35952W103   3,017     149,409 SH                              149,409
FUEL SYS SOLUTIONS INC   COM         35952W103      42      29,000 SH  PUT                          29,000
HECLA MNG CO             COM         422704106     305     113,800 SH                              113,800
HEMISPHERX BIOPHARMA INC COM         42366C103     219      86,070 SH                               86,070
INSMED INC               COM NEW     457669208     128     127,600 SH                              127,600
ION GEOPHYSICAL CORP     COM         462044108   1,626     632,700 SH                              632,700
IPC HLDGS LTD            ORD         G4933P101   3,448     126,100 SH                              126,100
ISTAR FINL INC           FRNT 10/0   45031UBF7  13,641  35,284,000 PRN                          35,284,000
KBL HEALTHCARE ACQUIS    COM         48241N107      97      12,499 SH                               12,499
CORP I
LIBERTY MEDIA CORP NEW   ENT COM     53071M500   4,755     177,754 SH                              177,754
                         SER A
LIBERTY MEDIA CORP NEW   ENT COM     53071M954     152     216,600 SH  PUT                         216,600
                         SER A
LOEWS CORP               COM         540424108  18,835     687,405 SH                              687,405
LORILLARD INC            COM         544147901       2      12,000 SH  CALL                         12,000
MAGELLAN MIDSTREAM       COM LP      55907R108   2,914     138,917 SH                              138,917
HLDGS LP                 INTS
METALICO INC             COM         591176102     873     187,345 SH                              187,345
METAVANTE TECHNOLOGIES   COM         591407101   3,341     129,192 SH                              129,192
INC
MORGAN STANLEY CHINA A   COM         617468103  15,155     478,690 SH                              478,690
SH FD
MORGAN STANLEY INDIA     COM         61745C105   1,605      75,600 SH                               75,600
INVS FD
NATCO GROUP INC          CL A        63227W203   3,606     109,530 SH                              109,530
NAVIOS MARITIME ACQUIS   SHS         Y62159101     835      89,200 SH                               89,200
CORP
NETAPP INC               COM         64110D904      16     158,300 SH  CALL                        158,300
NETAPP INC               COM         64110D954      83     198,300 SH  PUT                         198,300
NOVA CHEMICALS CORP      COM         66977W109   2,986     503,483 SH                              503,483

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
NRDC ACQUISITION CORP    COM         62941R102     394      40,700 SH                               40,700
OILSANDS QUEST INC       *W EXP      678046129     189     440,500 SH                              440,500
                         05/12/201
OVERTURE ACQUISITION     SHS         G6830P100     661      68,400 SH                               68,400
CORP
PEPSI BOTTLING GROUP INC COM         713409100   1,861      55,000 SH                               55,000
PETRO-CDA                COM         71644E102   3,297      85,803 SH                               85,803
PROLOGIS                 NOTE        743410AS1  14,731  20,000,000 PRN                          20,000,000
                         2.625%5/1
PROLOGIS                 NOTE        743410AR3   4,074   5,500,000 PRN                           5,500,000
                         1.875%11/1
PROSPECT ACQUISITION     COM         74347T103     483      49,920 SH                               49,920
CORP
QUANTUM FUEL SYS TECH    COM         74765E109      28      36,474 SH                               36,474
WORLDW
RASER TECHNOLOGIES INC   COM         754055101     340     123,144 SH                              123,144
RASER TECHNOLOGIES INC   COM         754055951      10      58,600 SH  PUT                          58,600
RODMAN & RENSHAW CAP GP  COM         77487R100      73      70,000 SH                               70,000
INC
ROPER INDS INC NEW       NOTE 1/1    776696AA4   8,692  15,418,000 PRN                          15,418,000
SADIA S A                SPON ADR    786326108   1,305     177,781 SH                              177,781
                         PFD
SAPPHIRE INDUSTRIALS     COM         80306T109   1,221     125,000 SH                              125,000
CORP
SATCON TECHNOLOGY CORP   COM         803893106      56      31,200 SH                               31,200
SCHERING PLOUGH CORP     COM         806605101   3,075     122,400 SH                              122,400
SIMON PPTY GROUP INC NEW PFD CONV    828806802   1,148      25,000 PRN                              25,000
                         I 6%
SIRIUS XM RADIO INC      COM         82967N108     118     273,660 SH                              273,660
SPORTS PPTYS             COM         84920F107     710      73,200 SH                               73,200
ACQUISITION COR
STEMCELLS INC            COM         85857R105     100      59,111 SH                               59,111
STREAM GLOBAL SVCS INC   *W EXP      86323M118      13      94,800 SH                               94,800
                         10/17/201
SUMTOTAL SYS INC         COM         866615107   1,649     342,904 SH                              342,904
SUN MICROSYSTEMS INC     COM NEW     866810203   3,135     340,000 SH                              340,000
SUN MICROSYSTEMS INC     COM NEW     866810903      24      87,000 SH  CALL                         87,000
TIME WARNER INC          COM NEW     887317303     608      24,155 SH                               24,155
TIME WARNER INC          COM NEW     887317953      46     521,500 SH  PUT                         521,500
TIME WARNER CABLE INC    COM         88733J207     191       6,017 SH                               24,155
TIME WARNER CABLE INC    COM         88733J907       9     172,300 SH  PUT                         521,500
TM ENTMT & MEDIA INC     COM         87260T108     374      48,300 SH                               48,300
TREMISIS ENERGY ACQ      COM         89472N101     114      14,800 SH                               14,800
CORP II

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
TRIAN ACQUISITION I CORP COM         89582E108   1,404     146,726 SH                              146,726
VERIZON COMMUNICATIONS   COM         92343V104   1,229      40,000 SH                               40,000
INC
VERIZON COMMUNICATIONS   COM         92343V954     608      50,000 SH  PUT                          50,000
INC
WEBMD HEALTH CORP        CL A        94770V102   1,522      50,885 SH                               50,885
WELLS FARGO & CO NEW     COM         949746901      82      15,000 SH  CALL                         15,000
WIND RIVER SYSTEMS INC   COM         973149107   2,796     243,983 SH                              243,983
WISDOMTREE               TRUST       97717W422     463      26,667 SH                               26,667
WYETH                    COM         983024100   4,621     101,800 SH                              101,800